Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.05%
California–102.94%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$504,020

Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,012,211

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	5	5,046

Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	480	480,613

Series 2014 A, RB	5.00%	07/01/2039	5,710	5,718,137

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,142,295

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,362,968

Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,397,059

Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,322,873

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,368,044

Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	785	789,238

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2027	3,465	3,815,852

Series 2017, Ref. RB	4.00%	04/01/2049	630	623,706

Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	132,595

Series 2019, RB	5.00%	09/01/2031	140	148,180

Series 2019, RB	5.00%	09/01/2049	775	785,741

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	646,545

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,605,495

Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	758,545

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,313,397

Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,173,019

Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	501,540

Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,960	1,968,462

Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,023,059

Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	825,000

Series 2006, RB(g)	5.55%	09/01/2036	2,325	767,250

California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,014

Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,038,316

Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	3,581,185

Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	2,995,330

Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,798,022

Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,839,566

Series 2022, GO Bonds	5.25%	09/01/2047	6,000	6,808,360

Series 2022, GO Bonds	4.00%	04/01/2049	3,500	3,518,327

Series 2022, GO Bonds(e)	5.00%	09/01/2052	10,000	11,041,794

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	652,165

Series 2018, RB	5.25%	05/01/2053	2,500	2,429,625

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	3,896,756

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	3,949,161

California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,221,230

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	4,708,903

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	$240	$239,091

Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	3,086,897

Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	2,953,983

Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	3,052,778

Series 2014, Ref. RB	4.00%	06/01/2029	1,720	1,721,776

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	5,980	6,078,764

Series 2002, RB	6.00%	06/01/2042	18,700	19,008,844

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	6,210	6,214,407

Series 2002, RB	6.13%	06/01/2038	9,700	9,705,838

Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	13,821,618

Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	6,975,908

Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	26,153,462

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,750	1,714,139

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,189,470

Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,342,146

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,315	1,315,004

California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,806,233

Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,049,149

California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	5,560,922

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,642,853

California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,848,514

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,385,285

Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,328,011

Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,058,946

Series 2021 A, Ref. RB	4.00%	08/15/2048	11,000	10,413,711

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,731,445

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	10,875,457

California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,580	1,584,682

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	542,921

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	728,870

Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,029,126

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	1,000	1,014,398

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	10,230,239

Series 2018 A, RB	5.00%	11/15/2048	3,000	3,069,072

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,370	6,188,072

Series 2019 A-2, RB	4.00%	03/20/2033	8,541	8,295,057

Series 2021 A, RB	3.25%	08/20/2036	9,850	8,512,028

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,937	3,552,780

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	$6,265	$6,354,225

Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,018,500

California (State of) Municipal Finance Authority;
Series 2021 B, RB	4.00%	09/01/2041	915	834,368

Series 2021 B, RB	4.00%	09/01/2046	830	734,535

Series 2021 B, RB	3.38%	09/01/2051	580	391,571

Series 2021 B, RB	4.00%	09/01/2051	775	662,739

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,531,984

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	263,299

Series 2018 A, RB(h)	5.00%	06/01/2048	705	625,260

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	686,999

Series 2020 B, RB	4.00%	09/01/2050	1,095	954,596

Series 2021 A, RB	4.00%	09/01/2041	655	598,043

Series 2021 A, RB	4.00%	09/01/2051	1,500	1,301,332

Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,216,579

Series 2022 B, Ref. RB	6.30%	09/01/2052	870	908,829

Series 2022 C, RB	6.25%	09/01/2052	1,900	1,923,874

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	984,056

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,712,875

Series 2014 A, RB	5.25%	08/15/2049	1,420	1,440,187

Series 2014 B, RB	5.88%	08/15/2049	705	705,661

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,027,154

Series 2021 B, Ref. RB	4.00%	08/15/2041	295	266,655

Series 2021 B, Ref. RB	4.00%	08/15/2051	435	370,851

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	5,884,865

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	2,969,609

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,758,913

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,921,135

Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,163,265

Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,076,242

Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,034,746

Series 2017 A, Ref. RB	5.00%	02/01/2042	625	640,302

Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,405,941

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,011,445

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	1,030	1,024,395

Series 2012, RB(h)	6.88%	01/01/2042	2,080	2,002,452

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,895,459

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,744,241

California (State of) Municipal Finance Authority (Humangood); Series 2021, RB	4.00%	10/01/2049	4,000	3,654,873

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2043	10,005	10,119,629

Series 2018 A, RB(i)	5.00%	12/31/2047	18,610	18,718,727

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	2,636,074

California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,501,003

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	$11,360	$12,044,440

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	547,410

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,705,117

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	8,000	8,568,305

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	2,050	1,854,005

California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,019,203

Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,448,115

Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,615,474

California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB(b)(c)	5.25%	07/01/2024	620	644,961

California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	6,288,916

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,083,272

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	16,780	16,286,623

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	620,655

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	7,025,524

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(h)	5.00%	08/01/2039	1,500	1,409,386

California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	2,942,073

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	350,000

Series 2017, RB(h)(i)(j)	8.00%	12/01/2027	2,000	120,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(h)(i)(j)	7.50%	07/01/2032	1,425	712,500

Series 2017, RB(h)(i)(j)	8.00%	07/01/2039	1,900	950,000

Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(h)(i)(j)(k)	7.50%	07/01/2032	420	243,600

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	3,226,146

California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,448,686

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	4,033,864

California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	788,028

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	1,859,480

Series 2021, RB(h)	2.38%	11/15/2028	2,000	1,843,365

Series 2021, RB(h)	5.00%	11/15/2046	1,000	849,052

Series 2021, RB(h)	5.00%	11/15/2051	500	416,237

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,022,773

Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,009,802

California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,242,308

California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	379,189

Series 2019 A, RB(h)	5.00%	07/01/2044	630	565,517

Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,378,880

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	3,000	2,927,349

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,099,276

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	847,506

Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,272,253

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	3,745	3,721,976

Series 2022 A, RB(h)	6.25%	07/01/2062	4,655	4,607,527

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	$1,000	$1,000,817

Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	68,944

Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	685,070

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,256,821

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,019,295

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,503,247

Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,027,193

California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	932,728

Series 2022, RB(h)	5.50%	07/01/2062	1,000	936,048

California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	502,024

Series 2017 A, RB(h)	5.00%	07/01/2037	590	602,736

Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,246,079

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,708,410

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,550,772

California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	1,889,132

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,176,992

Series 2017, RB	5.00%	09/02/2046	1,265	1,288,554

Series 2020 B, RB	4.00%	09/02/2050	445	378,835

Series 2020, RB	4.00%	09/01/2040	400	365,611

Series 2020, RB	4.00%	09/01/2050	2,340	2,020,742

Series 2020, RB	4.00%	09/01/2050	1,500	1,283,191

Series 2020, RB	4.00%	09/01/2050	1,415	1,218,105

Series 2021 A, RB	4.00%	09/02/2051	1,995	1,647,492

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	804,258

Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,349,475

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,002,407

Series 2012, RB	6.10%	07/01/2032	820	821,337

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(h)	5.13%	11/01/2023	175	176,587

Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	878,743

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,685	1,723,360

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,125,339

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,133,398

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,659,180

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,117,050

California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	2,000	2,109,420

Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,450,820

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,493,697

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	628,864

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,345	2,347,339

California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	779,087

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	$690	$625,193

Series 2021, RB	4.00%	09/01/2051	1,170	998,927

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,070,008

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	920,896

Series 2019, RB(h)	5.00%	06/01/2034	375	368,570

Series 2019, RB(h)	5.00%	06/01/2039	100	95,773

Series 2019, RB(h)	5.00%	06/01/2051	295	267,224

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,508,275

Series 2016 A, RB(h)	5.25%	12/01/2056	830	826,670

Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,041,102

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,017,318

Series 2018; RB	5.00%	01/01/2048	1,995	2,015,766

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,505,382

Series 2019, RB(h)	5.25%	07/01/2049	3,375	2,932,167

California (State of) Statewide Communities Development Authority (San Francisco Campus for Jewish Living);
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2041	1,745	1,740,470

Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2051	3,425	3,278,019

California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	496,441

Series 2021, RB	4.00%	09/01/2051	1,125	960,507

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,531,720

Series 2019 C, RB	5.00%	09/02/2049	700	715,210

Series 2021 C-1, RB	4.00%	09/02/2041	2,245	2,016,072

Series 2021 C-1, RB	4.00%	09/02/2051	2,570	2,169,911

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,212,845

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,700	2,733,633

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	6,910	7,030,261

Series 2002 B, RB	6.00%	05/01/2037	835	849,532

Series 2002 B, RB	6.00%	05/01/2043	705	717,283

Series 2002, RB	6.00%	05/01/2043	45	45,784

Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,883,975

California (State of) Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	522,312

Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,118,973

California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	28,439,281

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,723,975

Series 2020 A, Ref. RB	4.00%	06/01/2049	710	611,974

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	895	895,330

Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,008,583

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	543,861

Series 2020, RB	4.00%	09/01/2050	575	501,272

Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,085,106

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	$15	$15,080

Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	592,370

Central Basin Municipal Water District; Series 2018 A, Ref. RB(b)(c)	5.00%	08/01/2028	3,035	3,381,883

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	1,883,153

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	156,153

Series 2020, RB	4.00%	09/01/2051	705	600,003

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,160,913

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	910,987

Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	2,938,032

Series 2020 B, GO Bonds(e)	5.00%	08/01/2055	10,995	11,769,829

Series 2022 C, GO Bonds	5.00%	08/01/2046	5,985	6,546,900

Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	224,532

Series 2021, RB	4.00%	09/01/2051	1,775	1,520,311

Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,131,861

Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	533,457

Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,050

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	585,676

Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	546,433

Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,136,290

Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,056,586

Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,545,744

Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,000,539

Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	770,411

Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	2,631,043

Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	1,732,686

Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	13,747,260

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	257,934

Series 2020, RB	4.00%	09/01/2045	460	403,852

Series 2020, RB	4.00%	09/01/2050	1,035	888,723

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	300,534

CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	2,935,023

CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	1,905,762

Series 2021, RB(h)	4.00%	08/01/2056	1,000	764,973

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,021

Series 2007 C, Ref. RB	6.50%	12/15/2047	865	854,442

Dehesa School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	08/01/2023	1,220	1,244,273

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	191,668

Series 2020, RB	4.00%	09/01/2040	400	368,327

Series 2020, RB	4.00%	09/01/2050	1,000	871,778

Dublin (City of), CA;
Series 2021, RB	4.00%	09/01/2045	850	737,353

Series 2021, RB	4.00%	09/01/2051	865	723,439

Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	74,607

Series 2021, RB	4.00%	09/01/2050	385	332,997

El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	14,846,501

El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,008,586

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	$2,680	$2,274,633

Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	462,063

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	399,614

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	518,981

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,670,937

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	3,880,571

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	435,751

Series 2020, RB	4.00%	09/01/2050	705	586,046

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	874,388

Fairfield (City of), CA Community Facilities District No. 2019-1 (One Lake); Series 2021 A, RB	4.00%	09/01/2051	5,290	4,552,733

Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2042	3,290	3,350,966

Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,017,756

Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	120,977

Series 2021, RB	4.00%	09/01/2028	125	125,990

Series 2021, RB	4.00%	09/01/2029	110	110,718

Series 2021, RB	4.00%	09/01/2032	100	99,079

Series 2021, RB	4.00%	09/01/2041	200	183,310

Series 2021, RB	4.00%	09/01/2046	325	287,199

Series 2021, RB	4.00%	09/01/2051	400	344,252

Fontana (City of), CA (Summit at Rosena Phase One); Series 2021, RB	4.00%	09/01/2051	525	451,831

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	476,441

Series 2020, RB	4.00%	09/01/2050	635	553,579

Foothill-Eastern Transportation Corridor Agency;
Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	1,695,879

Series 2021 A, RB	4.00%	01/15/2046	7,840	7,218,533

Series 2021 A, Ref. RB	4.00%	01/15/2046	8,125	7,480,942

Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	835,982

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	508,060

Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	3,780,450

Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,734,002

Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,043,958

Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	940	941,611

Golden State Tobacco Securitization Corp.;
Series 2015 A, Ref. RB(b)(c)	5.00%	06/01/2025	1,165	1,237,093

Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,435	1,523,801

Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	1,868,912

Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	1,000	1,101,782

Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	21,000	2,260,912

Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	216,150

Series 2021 A, RB	4.00%	09/01/2051	500	418,173

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,664,664

Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,357,299

Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,361,876

Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	3,607,275

Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,436,076

Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	902,284

Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,032,458

Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	40	40,332

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	$550	$545,872

Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	676,733

Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	9,100	8,716,446

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,319,524

Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,753,461

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	448,743

Series 2014, RB	5.00%	09/01/2049	445	447,921

Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	4,574,244

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,641,544

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	508,444

Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,018,966

Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	3,532,033

Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	624,716

Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	315,751

Series 2021, RB	4.00%	09/01/2046	450	394,218

Series 2021, RB	4.00%	09/01/2051	700	597,296

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	334,155

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,423,925

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,017,409

Series 2021, RB	4.00%	09/01/2046	290	251,164

Series 2021, RB	4.00%	09/01/2051	310	261,779

Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	690,828

Series 2020, RB	4.00%	09/01/2045	835	748,470

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	230,426

Series 2020, RB	4.00%	09/01/2045	310	271,287

Series 2020, RB	4.00%	09/01/2045	500	437,560

Series 2020, RB	4.00%	09/01/2049	730	624,346

Series 2020, RB	4.00%	09/01/2050	1,000	851,321

Series 2022, RB	4.00%	09/01/2052	4,000	3,373,306

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,130	3,138,004

Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,841

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	154,187

Series 2021, Ref. RB	4.00%	09/01/2034	210	203,151

Series 2021, Ref. RB	4.00%	09/01/2038	270	250,819

Series 2021, Ref. RB	4.00%	09/01/2043	320	288,420

Long Beach (City of), CA;
Series 2015, RB	5.00%	05/15/2045	2,370	2,398,841

Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,369,717

Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	15,317,255

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	8,550,891

Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	54,026

Series 2007 A, RB	5.50%	11/15/2037	1,000	1,112,275

Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	2,964,298

Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	8,734,363

Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,564,126

Los Alamitos Unified School District (Capital); Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,245,617

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	615,095

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	$4,365	$4,496,099

Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	5,956,967

Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	2,596,433

Series 2018, RB(e)(i)	5.00%	05/15/2035	11,410	12,121,383

Series 2018, RB(e)(i)	5.00%	05/15/2036	10,640	11,263,759

Series 2019 A, Ref. RB(i)	5.00%	05/15/2049	11,910	12,219,653

Series 2020 C, RB(i)	4.00%	05/15/2050	13,600	12,504,429

Series 2021, Ref. RB(i)	5.00%	05/15/2035	3,500	3,775,554

Series 2022 A, RB(i)	5.00%	05/15/2045	12,875	13,416,673

Series 2022 A, RB(i)	4.00%	05/15/2049	6,400	5,815,416

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,004,872

Series 2019, RB(i)	5.00%	05/15/2049	24,745	25,344,839

Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2044	8,250	8,703,712

Series 2017 C, RB	5.00%	07/01/2042	5,525	5,870,567

Series 2017, RB(e)	5.00%	07/01/2047	21,000	22,066,577

Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,640,751

Series 2022 B, RB	5.00%	07/01/2047	2,500	2,758,330

Series 2022 B, RB	5.00%	07/01/2052	6,500	7,112,808

Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,015,851

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	2,006,663

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,737,617

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,193,359

Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,420,997

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	87,595

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,808,557

Series 2020, RB	4.00%	09/01/2051	3,560	3,016,661

Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	5,445	5,187,203

Manhattan Beach Unified School District (Measure C); Series 2020 B, GO Bonds	4.00%	09/01/2045	10	9,970

Manteca Unified School District; Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	2,729,181

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	260,747

Series 2020 A, RB	4.00%	09/01/2040	700	634,443

Series 2020 B, RB	4.00%	09/01/2040	700	629,864

McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,847,643

Menifee (City of), CA; Series 2022 A, RB	4.00%	09/01/2051	1,430	1,230,701

Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	494,506

Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	1,500	1,521,330

Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,246,333

Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,712,619

Series 2021, RB	4.00%	09/01/2044	560	502,004

Series 2021, RB	4.00%	09/01/2051	675	580,925

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	620,317

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,021,303

Series 2018, RB	5.00%	09/01/2048	1,500	1,521,119

Series 2021, RB	4.00%	09/01/2051	1,825	1,565,635

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	868,972

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	564,838

Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,061,682

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	$3,020	$3,232,190

Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,330,016

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	611,354

Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,075,033

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	445,879

Series 2019, RB	5.00%	09/01/2048	485	495,010

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	1,045	1,002,309

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	17,030	16,029,053

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	6,064,412

Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	1,891,188

Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	6,800	6,561,447

Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,124,728

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	1,836,545

Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,648,153

Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	671,086

Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,541,710

North Orange County Community College District;
Series 2022 C, GO Bonds	4.00%	08/01/2043	2,100	2,109,472

Series 2022 C, GO Bonds	4.00%	08/01/2044	2,625	2,633,267

Series 2022 C, GO Bonds(d)(e)	4.00%	08/01/2047	22,000	21,868,301

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,034,661

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,389,888

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,645,253

Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	4,758,037

Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,104,615

Oakland Unified School District (County of Alameda); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	8,744,798

Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,429,014

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	426,212

Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,019,911

Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	661,022

Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	864,926

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	250,099

Series 2020, RB	4.00%	09/01/2051	1,110	940,588

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	730,033

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	128,115

Series 2015 A, RB	5.25%	08/15/2045	1,810	1,841,771

Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,407,625

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,026,645

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,288,044

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,544,985

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	875,744

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	$300	$301,580

Series 2021 A, Ref. RB	4.00%	09/01/2027	315	316,204

Series 2021 A, Ref. RB	4.00%	09/01/2030	250	249,182

Series 2021 A, Ref. RB	4.00%	09/01/2033	275	269,397

Series 2021 A, Ref. RB	4.00%	09/01/2036	300	285,417

Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,148

Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	462,063

Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	2,949,095

Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,759,226

Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,868,431

Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	947,575

Series 2021, RB	4.00%	09/01/2051	1,225	1,052,587

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	247,231

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	304,900

Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	12,519,523

Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,224,725

Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,645,586

Pittsburg Unified School District Financing Authority; Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	7,000	7,445,140

Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,043,931

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,099,404

Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,945	2,035,301

Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2041	390	358,371

Series 2021, RB	4.00%	09/01/2046	225	200,878

Series 2021, RB	4.00%	09/01/2046	585	521,518

Series 2021, RB	4.00%	09/01/2050	200	174,356

Series 2021, RB	4.00%	09/01/2050	500	435,889

Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	338,268

Series 2021, RB	4.00%	09/01/2051	325	281,503

Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	539,280

Series 2018, GO Bonds	5.00%	08/01/2033	500	537,464

Series 2018, GO Bonds	5.00%	08/01/2035	750	801,308

Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,402,233

Regents of the University of California Medical Center;
Series 2022 P, RB(d)(e)	5.00%	05/15/2047	10,000	10,806,444

Series 2022 P, RB(d)	4.00%	05/15/2053	15,000	14,153,373

Series 2022 P, RB(e)	4.00%	05/15/2053	15,000	14,153,373

Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	3,563,120

Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	1,873,442

Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	12,243,349

River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,874,043

Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,151,620

Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(g)	5.00%	08/01/2032	149	146,316

Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,053,368

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,012,203

Series 2017, RB	5.00%	09/01/2045	535	545,833

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	$1,000	$1,084,766

Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	493,575

Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,090,646

Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,094,141

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,312,139

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	256,259

Series 2020, RB	4.00%	09/01/2050	610	522,650

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	246,618

Series 2021, RB	4.00%	09/01/2050	600	508,176

Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,483,104

Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,565,859

Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,290,728

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,018,401

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	390,608

Series 2021, RB	4.00%	09/01/2050	570	490,685

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	800,592

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	351,303

Series 2020, RB	4.00%	09/01/2045	350	315,082

Series 2020, RB	4.00%	09/01/2050	475	414,094

Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,873,429

Series 2022, RB	5.00%	09/01/2052	2,760	2,784,069

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,105,597

Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,334,886

Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,238,827

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	16,935	16,878,403

Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,278,887

Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	9,805,881

Series 2021, RB	4.00%	09/01/2046	650	577,769

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	650	637,279

San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	560,326

Series 2022, RB	5.25%	09/01/2052	680	686,890

San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,009

San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	790	790,196

Series 2007 A, COP	5.00%	02/01/2037	3,235	3,234,880

San Diego (City of), CA Housing Authority (Sorrento Tower Apartments); Series 2011 B, RB	5.00%	05/01/2029	2,975	2,979,353

San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	3,925	3,930,971

San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,032,033

Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	900,666

Series 2021 A, RB	5.00%	07/01/2056	8,880	9,259,953

Series 2021 B, RB(i)	4.00%	07/01/2046	15,040	13,753,241

Series 2021 B, RB(i)	4.00%	07/01/2051	2,000	1,781,167

Series 2021 B, RB(i)	5.00%	07/01/2056	9,400	9,540,162

San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2024	2,980	3,077,951

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	$17,500	$17,623,296

San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	13,956,252

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(i)	5.00%	05/01/2048	11,290	11,489,730

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,481,149

Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	1,975,984

Series 2018 D, RB(i)	5.25%	05/01/2048	6,200	6,386,150

Series 2019 A, RB(i)	5.00%	05/01/2049	8,055	8,213,789

Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	32,172,292

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	498,856

Series 2020, RB	4.00%	09/01/2050	1,025	883,762

San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,704,150

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(h)	5.00%	09/01/2037	385	391,430

Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,940,949

Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	970,474

San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	7,773,267

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,795	2,816,997

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,093,716

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	500,437

Series 2013 B, RB	5.00%	08/01/2031	500	500,482

San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	491,631

San Jacinto Unified School District; Series 2022, RB	4.00%	09/01/2052	760	635,948

San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	255,456

San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,033,540

Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,585,117

San Jose (City of), CA; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	5,000	5,057,116

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,149,768

San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,024,911

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,065	5,071,517

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(a)(f)	0.00%	09/01/2031	3,110	2,304,828

San Leandro Unified School District (Election of 2016); Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	4,917,000

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,503,072

San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	765,479

San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	998,453

San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB(e)	5.00%	07/15/2043	18,075	19,491,619

San Mateo County Community College District (Election of 2014); Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	10,806,916

San Rafael City Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	2,939,492

Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	13,629,963

Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	5,341,101

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	925	926,895

Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,114,736

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,807

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,147,238

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	970,904

Series 2013, RB	5.63%	09/01/2043	960	968,106

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	$1,750	$1,755,981

Series 2011, RB	5.88%	07/01/2042	2,600	2,608,539

Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,208,464

Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	491,067

Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	2,693,840

Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,385	1,388,988

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	10,606,095

Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,441,891

Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	3,080,748

Series 2007 C, RB(f)	0.00%	06/01/2056	65,815	5,733,750

Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	1,952,449

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	2,898,744

Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,129,293

South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,345,320

South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	903,867

South San Francisco (City of), CA; Series 2022, RB	5.00%	09/01/2052	2,500	2,539,253

Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2023	50	50,815

Series 2007 A, RB	5.25%	11/01/2026	250	263,697

Series 2007 A, RB	5.25%	11/01/2027	2,255	2,401,149

Series 2007 A, RB	5.00%	11/01/2028	205	217,279

Series 2007 A, RB	5.00%	11/01/2029	165	175,793

Series 2007 A, RB	5.00%	11/01/2033	2,085	2,229,942

Series 2014 A, RB	5.00%	07/01/2035	13,000	13,442,699

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(f)	0.00%	06/01/2046	3,000	463,277

Series 2019, Ref. RB	5.00%	06/01/2039	750	779,387

Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,589,840

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	1,800	1,780,740

Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,067,154

Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,057,867

Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,240,104

Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,179,573

Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,004,167

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	4,750	4,140,944

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,027,005

Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,583,126

Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,378,999

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,228,645

Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,964,298

Series 2022, RB	5.00%	09/01/2052	2,400	2,432,083

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,190	2,259,029

Series 2020 A, RB	5.00%	10/01/2049	2,100	2,135,896

Series 2020 B, RB	5.00%	10/01/2035	250	262,416

Series 2020 B, RB	5.00%	10/01/2038	300	312,486

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,082,067

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
University of California;
Series 2016 A-R, Ref. RB	5.00%	05/15/2037	$12,840	$13,610,043

Series 2017 AV, RB	5.00%	05/15/2042	5,000	5,319,562

Series 2017, RB(e)	5.00%	05/15/2047	15,000	15,845,058

Series 2017, RB(e)	5.00%	05/15/2048	16,000	16,964,768

Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	1,984,970

Series 2018 AZ, Ref. RB(d)	5.00%	05/15/2048	4,000	4,241,192

Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,846,093

University of California (Limited);
Series 2017 M, RB	4.00%	05/15/2047	10,160	10,052,853

Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,180,894

Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,056,469

Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,103,871

Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	662,126

Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	236,680

Series 2021 A, RB	4.00%	09/01/2045	165	146,034

Series 2021 A, RB	4.00%	09/01/2051	260	222,239

Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,324,817

Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,033

Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	978,798

West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,310,864

Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,167,809

West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	481,756

West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	531,777

Series 2021, RB	4.00%	09/01/2046	745	648,394

Series 2021, RB	4.00%	09/01/2049	1,775	1,520,680

West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	629,312

Series 2015, RB	5.25%	09/01/2045	1,550	1,578,828

West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,095,624

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2037	860	903,477

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,512,039

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2044	2,140	2,194,610

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,465,504

Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,178,000

				1,931,469,489

Guam–0.77%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	973,375

Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,693,901

Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.00%	10/01/2023	715	731,890

Series 2013 C, RB(b)(c)(i)	6.13%	10/01/2023	2,055	2,105,631

Series 2013 C, RB(b)(c)(i)	6.25%	10/01/2023	395	405,133

Series 2013 C, RB(b)(i)	6.00%	10/01/2034	285	291,732

Series 2013 C, RB(b)(i)	6.25%	10/01/2034	605	620,521

Series 2013 C, RB(b)(i)	6.13%	10/01/2043	445	455,964

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,844,747

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	771,829

Series 2020 A, RB	5.00%	01/01/2050	3,460	3,476,173

				14,370,896

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Northern Mariana Islands–0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	$785	$750,698

Series 2005 A, RB(i)	5.50%	03/15/2031	1,550	1,417,339

				2,168,037

Puerto Rico–4.02%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	125	125,040

Series 2002, RB	5.50%	05/15/2039	9,635	9,610,941

Series 2002, RB	5.63%	05/15/2043	730	730,196

PRIFA Custodial Trust; Series 2005, RB(f)	0.00%	03/15/2049	92	39,615

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	278	255,263

Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	1,069	586,868

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	464	465,947

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	938,610

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	939,092

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	924,603

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	899,924

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,508,097

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	636,843

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	535,659

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	700,367

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3

Series 2022, RB	0.00%	11/01/2051	183	175,864

Subseries 2022, RN(f)	0.00%	11/01/2043	4,245	1,936,879

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,100	1,122,173

Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,477,968

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB (Acquired 04/02/2013-04/22/2014; Cost $2,453,130)(j)(k)	5.00%	07/01/2042	4,000	2,960,000

Series 2012 A, RB (Acquired 04/03/2013; Cost $926,982)(j)(k)	5.05%	07/01/2042	1,000	737,500

Series 2013 A, RB (Acquired 05/19/2014-06/05/2014; Cost $5,024,121)(j)(k)	6.75%	07/01/2036	7,350	5,567,625

Series 2013 E-1, RB (Acquired 06/30/2016; Cost $453,432)(j)(k)	10.00%	12/01/2049	453	353,677

Series 2013 E-3, RB (Acquired 06/30/2016; Cost $151,144)(j)(k)	10.00%	12/01/2049	151	117,892

Series 2016 A-4, RB (Acquired 05/19/2016; Cost $476,247)(j)(k)	0.00%	12/01/2049	476	371,473

Series 2016 B-4, RB (Acquired 06/22/2016; Cost $476,247)(j)(k)	10.00%	12/01/2049	476	371,473

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	1,750,000

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	5,450	5,645,620

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	147	136,677

Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,228,321

Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,049,510

Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	6,915,985

Series 2018 A-1, RB	4.50%	07/01/2034	419	395,554

Series 2018 A-1, RB	4.55%	07/01/2040	342	318,515

Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,214,796

Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	2,611,503

Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,293,398

Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,001,460

Series 2019 A-2, RB	4.33%	07/01/2040	2,154	1,951,353

Series 2019 A-2, RB	4.54%	07/01/2053	65	56,711

Series 2019 A-2, RB	4.78%	07/01/2058	865	790,703

Series 2019 A-2B, RB	4.55%	07/01/2040	926	862,412

University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,103,933

				75,416,043

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.21%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	$1,645	$1,561,488

Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,368,741

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,017,920

				3,948,149

Total Municipal Obligations (Cost $2,114,178,291)				2,027,372,614

U.S. Dollar Denominated Bonds & Notes–0.09%
California–0.09%
CalPlant I LLC;
Series 21A(h)(m)	9.50%	12/12/2022	160	160,000

Series 21B(h)(m)	9.50%	12/12/2022	605	605,000

Series 22A(h)(m)	9.50%	12/12/2022	330	330,000

Series 22B(h)(m)	9.50%	12/30/2022	30	30,000

Series 22C(h)(m)	9.50%	12/30/2022	220	220,000

Series 22X(h)	9.50%	01/31/2023	325	326,216

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,670,000)				1,671,216

TOTAL INVESTMENTS IN SECURITIES(n)–108.14% (Cost $2,115,848,291)				2,029,043,830

FLOATING RATE NOTE OBLIGATIONS–(8.02)%
Notes with interest and fee rates ranging from 2.43% to 2.47% at 11/30/2022 and contractual maturities of collateral ranging from 05/15/2033 to 04/01/2056(o)				(150,500,000)

OTHER ASSETS LESS LIABILITIES–(0.12)%				(2,236,267)

NET ASSETS–100.00%				$1,876,307,563

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $50,605,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund.

(f)	Zero coupon bond issued at a discount.

(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $121,175,360, which represented 6.46% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $14,605,740, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at November 30, 2022 was $11,073,240, which represented less than 1% of the Fund’s Net Assets.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Security	Percent Ownership

Assured Guaranty Municipal Corp.	5.55%

Build America Mutual Assurance Co.	5.17%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $218,465,921 are held by TOB Trusts and serve as collateral for the $150,500,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,027,372,614	$ –	$2,027,372,614

U.S. Dollar Denominated Bonds & Notes	–	326,216	1,345,000	1,671,216

Total Investments in Securities	–	2,027,698,830	1,345,000	2,029,043,830

Other Investments - Assets

Investments Matured	–	471,569	–	471,569

Total Investments	$–	$2,028,170,399	$1,345,000	$2,029,515,399

Invesco California Municipal Fund